Asset Retirement Obligation (Changes in Asset Retirement Obligations) (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Asset Retirement Obligations [Line Items]
Asset retirement obligations, Begining	$ 3,314,191	$ 3,091,478	$ 3,091,478	$ 2,906,093
Liabilities incurred during the period			0	0
Release of liabilities	(1,814,408)			(70,083)
Liabilities settled during the year			(2,767)	(2,244)
Accretion	93,498	$ 169,110	225,480	257,712
Asset retirement obligations, Ending	$ 1,593,281		$ 3,314,191	$ 3,091,478